Securities - Amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 95,606,893	$ 111,086,058
Available-for-sale securities, gross unrealized gains	1,957,062	1,387,292
Available-for-sale securities, gross unrealized losses	(879,058)	(3,488,753)
Available-for-sale securities, fair value	96,684,897	108,984,597
U.S. Government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	10,031,683	10,710,675
Available-for-sale securities, gross unrealized gains	65,328	114,936
Available-for-sale securities, gross unrealized losses	(138,738)	(405,535)
Available-for-sale securities, fair value	9,958,273	10,420,076
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	41,196,695	49,486,337
Available-for-sale securities, gross unrealized gains	433,757	219,222
Available-for-sale securities, gross unrealized losses	(210,531)	(1,359,904)
Available-for-sale securities, fair value	41,419,921	48,345,655
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	44,378,515	50,889,046
Available-for-sale securities, gross unrealized gains	1,457,977	1,053,134
Available-for-sale securities, gross unrealized losses	(529,789)	(1,723,314)
Available-for-sale securities, fair value	$ 45,306,703	$ 50,218,866